Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, net [Abstract]
Schedule of inventories, net
	2022	2021
Raw materials and supplies	$42,701	$38,024
Products in process	7,412	6,240
Finished products and merchandise	41,492	31,791
Inventory in transit	11,531	9,645
Subtotal	103,136	85,700
Less: Provision	(6,303)	(6,270)
Total	$96,833	$79,430